Operating Segment - Additional Information (Details)	12 Months Ended
	Feb. 28, 2022 USD ($) Segment Customer	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)
Disclosure of Operating Segments [Line Items]
Number of operating segments aggregated to reportable operating segment | Segment	0
Number of operating segment | Segment	1
Number of major customers | Customer	5
Revenue | $	$ 56,679,753	$ 55,473,725	$ 16,898,178
Top Five Customers
Disclosure of Operating Segments [Line Items]
Revenue | $	$ 16,448,042	$ 19,361,802	$ 8,619,056